Auditor's remuneration (Tables)	12 Months Ended
Dec. 31, 2017
Auditor's remuneration
Schedule of auditor's remuneration

	2017	2016
EY	£m	£m
Fees payable for the audit of the Group’s annual accounts	1.2	1.2
Fees payable to the auditor and its associates for other services to the Group
- the audit of the Bank’s subsidiaries pursuant to legislation	1.5	1.5

Total audit and audit-related assurance service fees	2.7	2.7